Other non-current receivables	12 Months Ended
Dec. 31, 2022
Trade and other non-current receivables [abstract]
Other non-current receivables	17. Other non-current receivables

	2022	2021
Deposits	841	941
Long term prepaid expenses	3,070	3,411
Other receivables	3,937	1,182
Total	7,848	5,534